NATIONWIDE

VL SEPARATE

ACCOUNT-D

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and Contract Owners of Nationwide VL Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Growth Fund - Class 2 (AMVGR2)
31,262 shares (cost $1,696,367)	$1,889,813
International Fund - Class 2 (AMVI2)
11,790 shares (cost $196,616)	207,739
VIP Small Cap Value Series: Service Class (DWVSVS)
247 shares (cost $8,396)	8,164
Stock Index Fund, Inc. - Initial Shares (DSIF)
104,971 shares (cost $3,154,252)	3,344,391
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
728 shares (cost $11,430)	11,328
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
168,583 shares (cost $2,680,573)	2,889,518
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
3,885 shares (cost $44,921)	41,837
NVIT Government Bond Fund - Class I (GBF)
45,522 shares (cost $543,391)	529,423
American Century NVIT Growth Fund - Class I (CAF)
21,041 shares (cost $253,301)	328,244
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
16,710 shares (cost $167,217)	188,152
NVIT Mid Cap Index Fund - Class I (MCIF)
127,473 shares (cost $2,352,470)	2,425,802
NVIT Money Market Fund - Class I (SAM)
8,043,729 shares (cost $8,043,729)	8,043,729
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
16,490 shares (cost $171,525)	194,585
NVIT Multi-Manager Small Company Fund - Class I (SCF)
5,100 shares (cost $90,336)	99,799
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
16,209 shares (cost $271,216)	286,407
Quality Bond Portfolio - Initial Shares (DQBP)
6,947 shares (cost $83,198)	86,004
VIP Mid Cap Portfolio - Service Class (FMCS)
3,891 shares (cost $125,115)	118,255
VIP Overseas Portfolio - Service Class (FOS)
42,365 shares (cost $662,612)	678,688
Mid Cap Value- Institutional Shares (GVMCE)
3,844 shares (cost $50,241)	58,932
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
9,923 shares (cost $129,757)	152,918
Global Securities Fund/VA - Non-Service Shares (OVGS)
37,826 shares (cost $1,084,869)	1,231,232
Real Return Portfolio - Administrative Class (PMVRRA)
147,615 shares (cost $2,097,174)	2,103,520
Total Return Portfolio - Administrative Class (PMVTRA)
312,696 shares (cost $3,503,029)	3,611,641
Van Kampen V.I. Growth and Income Fund - Series I Shares (ACGI)
52,267 shares (cost $992,580)	1,049,002
V.I. Core Equity Fund - Series I (AVGI)
45,795 shares (cost $1,196,708)	1,380,249
V.I. International Growth Fund - Series I (AVIE)
19,874 shares (cost $568,400)	596,816

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Small-Cap Portfolio - Investment Class (ROCSC)
128,164 shares (cost $1,228,198)	1,413,648
Equity Income Portfolio - II (TREI2)
105,765 shares (cost $2,052,464)	2,350,099
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
59,844 shares (cost $569,731)	574,269

Total Investments	$35,894,204

Accounts Payable	(117)

$35,894,087

Contract Owners’ Equity:
Accumulation units	35,894,087

Total Contract Owners’ Equity (note 8)	$35,894,087

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	AMVGR2	AMVI2	DWVSVS	DSIF	JAMVS	MIGIC	MVIVSC
Reinvested dividends	$444,952	14,444	2,970	32	66,394	94	-	38,837
Asset charges (note 3)	(87,233)	(4,440)	(578)	(18)	(8,024)	(41)	(21)	(6,743)

Net investment income (loss)	357,719	10,004	2,392	14	58,370	53	(21)	32,094

Realized gain (loss) on investments	1,071,708	3,064	20,892	(178)	272,789	9,287	1,796	42,861
Change in unrealized gain (loss) on investments	1,615,874	273,498	7,405	(232)	(28,071)	(6,871)	4,133	327,513

Net gain (loss) on investments	2,687,582	276,562	28,297	(410)	244,718	2,416	5,929	370,374

Reinvested capital gains	551,064	-	-	635	156,817	680	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,596,365	286,566	30,689	239	459,905	3,149	5,908	402,468

Investment Activity:	MSVMG	GBF	CAF	GVIDM	MCIF	SAM	SCVF	SCF
Reinvested dividends	$-	11,864	1,846	3,080	25,377	-	1,593	152
Asset charges (note 3)	(115)	(1,337)	(907)	(434)	(5,407)	(16,016)	(487)	(307)

Net investment income (loss)	(115)	10,527	939	2,646	19,970	(16,016)	1,106	(155)

Realized gain (loss) on investments	21,068	3,125	28,192	7,918	3,188	(410)	315	1,455
Change in unrealized gain (loss) on investments	(17,723)	(13,832)	15,745	6,728	146,368	-	32,883	14,557

Net gain (loss) on investments	3,345	(10,707)	43,937	14,646	149,556	(410)	33,198	16,012

Reinvested capital gains	4,704	16,229	-	-	124,675	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,934	16,049	44,876	17,292	294,201	(16,426)	34,304	15,857

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	ALVSVA	DQBP	FMCS	FOS	GVMCE	SBVI	OVGS	PMVRRA
Reinvested dividends	$1,453	1,686	606	12,067	669	3,453	27,928	28,936
Asset charges (note 3)	(643)	(146)	(260)	(1,584)	(157)	(400)	(3,077)	(6,937)

Net investment income (loss)	810	1,540	346	10,483	512	3,053	24,851	21,999

Realized gain (loss) on investments	(194)	584	(238)	37	17,628	4,217	32,150	184,751
Change in unrealized gain (loss) on investments	34,120	1,664	4,113	97,670	(6,585)	15,985	175,721	(78,819)

Net gain (loss) on investments	33,926	2,248	3,875	97,707	11,043	20,202	207,871	105,932

Reinvested capital gains	8,467	-	9,307	2,198	-	148	-	107,546

Net increase (decrease) in contract owners’ equity resulting from operations	$43,203	3,788	13,528	110,388	11,555	23,403	232,722	235,477

Investment Activity:	PMVTRA	ACGI	AVGI	AVIE	ROCSC	TREI2	WRSCP
Reinvested dividends	$119,647	15,168	13,467	8,355	1,508	43,326	-
Asset charges (note 3)	(11,656)	(2,422)	(3,470)	(1,361)	(3,318)	(5,544)	(1,383)

Net investment income (loss)	107,991	12,746	9,997	6,994	(1,810)	37,782	(1,383)

Realized gain (loss) on investments	89,639	558	57,228	(1,319)	84,464	157,817	29,024
Change in unrealized gain (loss) on investments	162,749	116,111	116,257	72,323	37,089	115,283	(9,908)

Net gain (loss) on investments	252,388	116,669	173,485	71,004	121,553	273,100	19,116

Reinvested capital gains	72,861	-	-	-	34,715	-	12,082

Net increase (decrease) in contract owners’ equity resulting from operations	$433,240	129,415	183,482	77,998	154,458	310,882	29,815

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		AMVGR2		AMVI2		DWVSVS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$357,719	368,878	10,004	6,343	2,392	4,120	14	-
Realized gain (loss) on investments	1,071,708	2,346,500	3,064	87,325	20,892	(494)	(178)	-
Change in unrealized gain (loss) on investments	1,615,874	(2,936,350)	273,498	(178,056)	7,405	(75,613)	(232)	-
Reinvested capital gains	551,064	219,008	-	-	-	-	635	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,596,365	(1,964)	286,566	(84,388)	30,689	(71,987)	239	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(2,021)	1,224,989	(55)	(143)	-	-	-	-
Transfers between funds	-	-	28,219	1,258,158	(36,641)	(190,155)	8,076	-
Surrenders (note 6)	(125,600)	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(438,794)	(497,983)	(13,302)	(18,272)	(5,385)	(10,476)	(152)	-
Adjustments to maintain reserves	951	(1,063)	20	(2)	-	(4)	4	-

Net equity transactions	(565,464)	725,943	14,882	1,239,741	(42,026)	(200,635)	7,928	-

Net change in contract owners’ equity	3,030,901	723,979	301,448	1,155,353	(11,337)	(272,622)	8,167	-
Contract owners’ equity beginning of period	32,863,186	32,139,207	1,588,371	433,018	219,073	491,695	-	-

Contract owners’ equity end of period	$35,894,087	32,863,186	1,889,819	1,588,371	207,736	219,073	8,167	-

CHANGES IN UNITS:
Beginning units	2,276,171	2,164,745	155,289	40,423	22,607	43,546	-	-
Units purchased	335,304	753,007	3,002	131,065	-	4,292	862	-
Units redeemed	(288,522)	(641,581)	(1,176)	(16,199)	(4,380)	(25,231)	(61)	-

Ending units	2,322,953	2,276,171	157,115	155,289	18,227	22,607	801	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DSIF		JAMVS		MIGIC		MVIVSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$58,370	44,951	53	160	(21)	371	32,094	21,148
Realized gain (loss) on investments	272,789	171,134	9,287	1,582	1,796	(1,008)	42,861	79,235
Change in unrealized gain (loss) on investments	(28,071)	(233,275)	(6,871)	(3,331)	4,133	(4,133)	327,513	(226,334)
Reinvested capital gains	156,817	13,850	680	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	459,905	(3,340)	3,149	(1,589)	5,908	(4,770)	402,468	(125,951)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(418)	(458)	-	-	-	-	(433)	(1,190)
Transfers between funds	42,663	765,332	(31,577)	(2,446)	(79,857)	79,813	4,563	1,033,964
Surrenders (note 6)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(30,631)	(36,979)	(414)	(1,017)	(290)	(804)	(21,022)	(29,311)
Adjustments to maintain reserves	36	2	7	(1)	(4)	4	19	(8)

Net equity transactions	11,650	727,897	(31,984)	(3,464)	(80,151)	79,013	(16,873)	1,003,455

Net change in contract owners’ equity	471,555	724,557	(28,835)	(5,053)	(74,243)	74,243	385,595	877,504
Contract owners’ equity beginning of period	2,872,851	2,148,294	40,167	45,220	74,243	-	2,503,925	1,626,421

Contract owners’ equity end of period	$3,344,406	2,872,851	11,332	40,167	-	74,243	2,889,520	2,503,925

CHANGES IN UNITS:
Beginning units	239,808	182,238	2,413	2,629	6,105	-	236,075	150,242
Units purchased	4,332	65,584	44	62	237	6,172	5,620	94,515
Units redeemed	(2,325)	(8,014)	(1,841)	(278)	(6,342)	(67)	(6,113)	(8,682)

Ending units	241,815	239,808	616	2,413	-	6,105	235,582	236,075

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSVMG		GBF		CAF		GVIDM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(115)	69	10,527	13,321	939	1,261	2,646	3,212
Realized gain (loss) on investments	21,068	23,258	3,125	(4,022)	28,192	54,844	7,918	2,905
Change in unrealized gain (loss) on investments	(17,723)	(28,292)	(13,832)	21,446	15,745	(58,356)	6,728	(6,877)
Reinvested capital gains	4,704	37	16,229	1,425	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,934	(4,928)	16,049	32,170	44,876	(2,251)	17,292	(760)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(35,735)	(15,709)	(6,603)	26,178	(53,809)	(88,075)	3,366	14,112
Surrenders (note 6)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,097)	(2,083)	(14,102)	(11,619)	(9,458)	(10,192)	(4,542)	(4,116)
Adjustments to maintain reserves	3	7	(12)	15	2	(72)	4	(23)

Net equity transactions	(36,829)	(17,785)	(20,717)	14,574	(63,265)	(98,339)	(1,172)	9,973

Net change in contract owners’ equity	(28,895)	(22,713)	(4,668)	46,744	(18,389)	(100,590)	16,120	9,213
Contract owners’ equity beginning of period	70,732	93,445	534,084	487,340	346,634	447,224	172,037	162,824

Contract owners’ equity end of period	$41,837	70,732	529,416	534,084	328,245	346,634	188,157	172,037

CHANGES IN UNITS:
Beginning units	4,170	5,104	28,071	27,404	48,514	62,005	11,670	11,013
Units purchased	270	208	-	4,250	-	-	168	933
Units redeemed	(2,165)	(1,142)	(1,003)	(3,583)	(8,122)	(13,491)	(291)	(276)

Ending units	2,275	4,170	27,068	28,071	40,392	48,514	11,547	11,670

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MCIF		SAM		SCVF		SCF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$19,970	11,681	(16,016)	(11,595)	1,106	447	(155)	556
Realized gain (loss) on investments	3,188	513,806	(410)	-	315	69,011	1,455	21,114
Change in unrealized gain (loss) on investments	146,368	(454,608)	-	-	32,883	(83,637)	14,557	(31,322)
Reinvested capital gains	124,675	36,059	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	294,201	106,938	(16,426)	(11,595)	34,304	(14,179)	15,857	(9,652)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(292)	(33)	(7)	1,225,128	-	-	-	-
Transfers between funds	(37,584)	(929,784)	3,314,126	(813,204)	(15,512)	(45,965)	(33,801)	(97,294)
Surrenders (note 6)	-	-	(125,600)	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(22,082)	(30,535)	(102,588)	(82,081)	(5,041)	(6,004)	(3,214)	(4,159)
Adjustments to maintain reserves	17	(121)	12	9	6	(114)	3	(30)

Net equity transactions	(59,941)	(960,473)	3,085,943	329,852	(20,547)	(52,083)	(37,012)	(101,483)

Net change in contract owners’ equity	234,260	(853,535)	3,069,517	318,257	13,757	(66,262)	(21,155)	(111,135)
Contract owners’ equity beginning of period	2,191,544	3,045,079	4,974,217	4,655,960	180,821	247,083	120,963	232,098

Contract owners’ equity end of period	$2,425,804	2,191,544	8,043,734	4,974,217	194,578	180,821	99,808	120,963

CHANGES IN UNITS:
Beginning units	87,699	118,459	378,473	353,376	6,709	8,681	4,802	8,680
Units purchased	4,190	20,371	252,472	114,101	-	-	-	-
Units redeemed	(9,047)	(51,131)	(17,382)	(89,004)	(700)	(1,972)	(1,363)	(3,878)

Ending units	82,842	87,699	613,563	378,473	6,009	6,709	3,439	4,802

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ALVSVA		DQBP		FMCS		FOS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$810	(336)	1,540	1,067	346	4	10,483	6,513
Realized gain (loss) on investments	(194)	(5,379)	584	36	(238)	(1,021)	37	48,325
Change in unrealized gain (loss) on investments	34,120	(18,929)	1,664	1,119	4,113	(10,973)	97,670	(173,207)
Reinvested capital gains	8,467	-	-	-	9,307	160	2,198	1,204

Net increase (decrease) in contract owners’ equity resulting from operations	43,203	(24,644)	3,788	2,222	13,528	(11,830)	110,388	(117,165)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(4)	-	-	-	(3)	-	-	-
Transfers between funds	25,934	244,290	26,831	50,885	21,138	96,377	56,037	(37,912)
Surrenders (note 6)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,580)	(792)	(1,526)	(791)	(637)	(318)	(16,521)	(15,824)
Adjustments to maintain reserves	3	1	16	(1)	23	(11)	7	(206)

Net equity transactions	24,353	243,499	25,321	50,093	20,521	96,048	39,523	(53,942)

Net change in contract owners’ equity	67,556	218,855	29,109	52,315	34,049	84,218	149,911	(171,107)
Contract owners’ equity beginning of period	218,855	-	56,902	4,587	84,218	-	528,779	699,886

Contract owners’ equity end of period	$286,411	218,855	86,011	56,902	118,267	84,218	678,690	528,779

CHANGES IN UNITS:
Beginning units	19,374	-	2,986	257	2,332	-	44,279	48,390
Units purchased	2,159	19,638	1,320	2,772	545	2,383	4,239	1,498
Units redeemed	(128)	(264)	(77)	(43)	(16)	(51)	(1,252)	(5,609)

Ending units	21,405	19,374	4,229	2,986	2,861	2,332	47,266	44,279

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVMCE		SBVI		OVGS		PMVRRA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$512	106	3,053	3,270	24,851	11,180	21,999	57,643
Realized gain (loss) on investments	17,628	24,985	4,217	4,118	32,150	48,818	184,751	252,575
Change in unrealized gain (loss) on investments	(6,585)	(44,578)	15,985	1,152	175,721	(161,736)	(78,819)	(58,544)
Reinvested capital gains	-	-	148	-	-	-	107,546	91,348

Net increase (decrease) in contract owners’ equity resulting from operations	11,555	(19,487)	23,403	8,540	232,722	(101,738)	235,477	343,022

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	(103)	2,123	(91)	60
Transfers between funds	(25,765)	(137,770)	(25,547)	(36,512)	(104,254)	209,984	(841,964)	(516,376)
Surrenders (note 6)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,482)	(4,673)	(4,159)	(4,223)	(8,001)	(15,589)	(32,833)	(45,274)
Adjustments to maintain reserves	2	3	12	(15)	9	(14)	17	117

Net equity transactions	(27,245)	(142,440)	(29,694)	(40,750)	(112,349)	196,504	(874,871)	(561,473)

Net change in contract owners’ equity	(15,690)	(161,927)	(6,291)	(32,210)	120,373	94,766	(639,394)	(218,451)
Contract owners’ equity beginning of period	74,627	236,554	159,217	191,427	1,110,854	1,016,088	2,742,912	2,961,363

Contract owners’ equity end of period	$58,937	74,627	152,926	159,217	1,231,227	1,110,854	2,103,518	2,742,912

CHANGES IN UNITS:
Beginning units	2,623	7,765	9,907	12,470	68,752	57,530	134,964	162,310
Units purchased	-	6	-	-	16	12,100	-	7,030
Units redeemed	(870)	(5,148)	(1,719)	(2,563)	(5,771)	(878)	(39,554)	(34,376)

Ending units	1,753	2,623	8,188	9,907	62,997	68,752	95,410	134,964

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVTRA		ACGI		AVGI		AVIE
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$107,991	115,093	12,746	15,791	9,997	9,775	6,994	(718)
Realized gain (loss) on investments	89,639	50,459	558	(47,947)	57,228	113,444	(1,319)	(4,468)
Change in unrealized gain (loss) on investments	162,749	(63,888)	116,111	(59,689)	116,257	(129,141)	72,323	(43,908)
Reinvested capital gains	72,861	68,759	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	433,240	170,423	129,415	(91,845)	183,482	(5,922)	77,998	(49,094)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(203)	(31)	(43)	-	-	-	(58)	-
Transfers between funds	(2,921,426)	1,616,666	47,248	974,630	(74,858)	(99,704)	66,590	506,436
Surrenders (note 6)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(56,132)	(70,048)	(5,961)	(4,445)	(35,981)	(34,178)	(3,354)	(1,705)
Adjustments to maintain reserves	706	(328)	6	4	11	(272)	(2)	(1)

Net equity transactions	(2,977,055)	1,546,259	41,250	970,189	(110,828)	(134,154)	63,176	504,730

Net change in contract owners’ equity	(2,543,815)	1,716,682	170,665	878,344	72,654	(140,076)	141,174	455,636
Contract owners’ equity beginning of period	6,155,269	4,438,587	878,344	-	1,307,596	1,447,672	455,636	-

Contract owners’ equity end of period	$3,611,454	6,155,269	1,049,009	878,344	1,380,250	1,307,596	596,810	455,636

CHANGES IN UNITS:
Beginning units	342,040	254,900	87,122	-	114,519	126,391	26,422	-
Units purchased	-	92,995	4,417	129,206	-	-	3,790	28,312
Units redeemed	(158,475)	(5,855)	(544)	(42,084)	(8,106)	(11,872)	(181)	(1,890)

Ending units	183,565	342,040	90,995	87,122	106,413	114,519	30,031	26,422

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ROCSC		TREI2		WRSCP		ALVGIA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,810)	1,015	37,782	18,105	(1,383)	(1,527)	-	21,318
Realized gain (loss) on investments	84,464	254,430	157,817	45,641	29,024	169,375	-	(19,015)
Change in unrealized gain (loss) on investments	37,089	(291,207)	115,283	(82,828)	(9,908)	(216,216)	-	142,586
Reinvested capital gains	34,715	-	-	-	12,082	6,166	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	154,458	(35,762)	310,882	(19,082)	29,815	(42,202)	-	144,889

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(144)	(182)	(129)	(289)	(38)	4	-	-
Transfers between funds	22,513	(224,356)	630,341	174,635	27,288	(133,943)	-	(1,778,202)
Surrenders (note 6)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(9,228)	(13,920)	(23,986)	(24,335)	(4,093)	(5,799)	-	(4,307)
Adjustments to maintain reserves	9	(1)	14	(2)	1	8	-	(3)

Net equity transactions	13,150	(238,459)	606,240	150,009	23,158	(139,730)	-	(1,782,512)

Net change in contract owners’ equity	167,608	(274,221)	917,122	130,927	52,973	(181,932)	-	(1,637,623)
Contract owners’ equity beginning of period	1,246,041	1,520,262	1,432,977	1,302,050	521,297	703,229	-	1,637,623

Contract owners’ equity end of period	$1,413,649	1,246,041	2,350,099	1,432,977	574,270	521,297	-	-

CHANGES IN UNITS:
Beginning units	66,705	78,517	87,819	78,785	33,922	40,807	-	140,943
Units purchased	1,870	1,686	43,802	10,505	1,949	3,323	-	-
Units redeemed	(1,137)	(13,498)	(8,133)	(1,471)	(248)	(10,208)	-	(140,943)

Ending units	67,438	66,705	123,488	87,819	35,623	33,922	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DVIV		OVGR
	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	12,722	-	1,812
Realized gain (loss) on investments	-	83,084	-	310,350
Change in unrealized gain (loss) on investments	-	(90,990)	-	(272,985)
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	4,816	-	39,177

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-
Transfers between funds	-	(646,774)	-	(1,257,279)
Surrenders (note 6)	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	-	(1,676)	-	(2,438)
Adjustments to maintain reserves	-	(9)	-	5

Net equity transactions	-	(648,459)	-	(1,259,712)

Net change in contract owners’ equity	-	(643,643)	-	(1,220,535)
Contract owners’ equity beginning of period	-	643,643	-	1,220,535

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	35,864	-	106,016
Units purchased	-	-	-	-
Units redeemed	-	(35,864)	-	(106,016)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)*

AMERICAN FUNDS GROUP (THE)

Global Small Capitalization Fund - Class 2 (AMVGS2)*

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)*

Large Cap Value V.I. Fund - Class II (MLVLV2)*

S&P 500 Index V.I. Fund - Class II (MLVX52)*

Value Opportunities V.I. Fund - Class II (MLVSV2)*

Global Allocation V.I. Fund - Class II (MLVGA2)*

CALVERT FUNDS

Calvert VP SRI Equity Portfolio (CVSSE)*

COLUMBIA FUNDS MANAGEMENT COMPANY

Variable Portfolio-Marsico Growth Fund - Class 1 (NMG)*

DELAWARE GROUP FUNDS

VIP Emerging Markets Series: Service Class (DWVEMS)*

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)*

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)*

HUNTINGTON TRUST COMPANY

VA Dividend Capture Fund - Trust Shares (HVDCT)*

VA Growth Fund - Trust Shares (HVGT)*

VA Income Equity Fund - Trust Shares (HVICT)*

VA Mid Corp America Fund - Trust Shares (HVMCAT)*

INVESCO AIM INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Growth Portfolio- Class 1 (OGGO)*

Mid Cap Value Portfolio: Class 1 (JPMMV1)*

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)*

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)*

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)*

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)*

Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)*

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)*

Investors Growth Stock Series - Service Class (MIGSC)*

Mid Cap Growth Series - Service Class (MMCGSC)*

New Discovery Series - Service Class (MNDSC)*

Utilities Series - Initial Class (MVUIC)*

Utilities Series - Service Class (MVUSC)*

Value Series - Initial Class (MVFIC)*

Value Series - Service Class (MVFSC)*

Variable Insurance Trust II - MFS International Value Portfolio - Service Class  (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)*

Emerging Markets Debt Portfolio - Class I (MSEM)*

Universal Institutional Funds, Inc. - Emerging Markets Equity Portfolio- Class I (MSVEM)*

Global Tactical Asset Allocation Portfolio- Class I (MSVIM)*

Mid Cap Growth Portfolio - Class II (MSVMG2)*

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)*

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class I (HIBF)*

NVIT Emerging Markets Fund - Class I (GEM)*

NVIT International Equity Fund - Class I (GIG)*

NVIT Nationwide Fund - Class I (TRF)*

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)*

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Mid Cap Index Fund - Class I (MCIF)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

NOTES TO FINANCIAL STATEMENTS December 31, 2012

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)*

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)*

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)*

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)*

Van Kampen NVIT Comstock Value Fund - Class I (EIF)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)*

VPS International Value Portfolio - Class A (ALVIVA)*

VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

VPS Value Portfolio - Class A (ALVVA)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)*

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)*

VP International Fund - Class I (ACVI)*

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

VP Vista(SM) Fund - Class I (ACVVS1)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

MidCap Stock Portfolio - Initial Shares (DVMCS)*

Small Cap Stock Index Portfolio - Service Shares (DVSCS)*

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)*

International Value Portfolio - Initial Shares (DVIV)*

Quality Bond Portfolio - Initial Shares (DQBP)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

Equity 500 Index VIP - Class A (BIEI)*

Small Cap Index VIP - Class A (BISCI)*

Variable Series I - DWS Capital Growth VIP - Class B (SVSCGB)*

Variable Series II - DWS Dreman Small Mid Cap Value VIP - Class B (SVSSVB)*

Variable Series II - DWS Global Thematic VIP - Class B (SVSBCB)*

Variable Series II - DWS High Income VIP - Class B (SVSHIB)*

Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)*

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Asset Manager Growth Portfolio - Service Class (FAMGS)*

VIP Asset Manager Portfolio - Service Class (FAMS)*

VIP Balanced Portfolio - Service Class (FBS)*

VIP Contrafund Portfolio - Service Class (FCS)*

VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)*

VIP Equity-Income Portfolio - Service Class (FEIS)*

VIP Growth & Income Portfolio - Service Class (FGIS)*

VIP Growth Opportunities Portfolio - Service Class (FGOS)*

VIP Growth Portfolio - Service Class (FGS)*

VIP High Income Portfolio - Service Class (FHIS)*

VIP Index 500 Portfolio - Initial Class (FIP)*

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)*

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)*

VIP Value Portfolio - Service Class (FVS)*

VIP Growth Strategies Portfolio - Service Class (FAGRS)*

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)*

Templeton Foreign Securities Fund - Class 2 (TIF2)*

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)*

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Mid Cap Value- Institutional Shares (GVMCE)

Large-Cap Value - Institutional Shares (GVGRI)*

Strategic International Equity Fund - Institutional Shares (GVIE)*

Structured Small Cap Equity Fund - Institutional Shares (GVCSE)*

Structured U.S. Equity Fund - Institutional Shares (GVCUE)*

VIT Growth Opportunities Fund - Service Shares (GVGOPS)*

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)*

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Growth Opportunities Funds - Service Class (BNCAI)*

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Guardian Portfolio - I Class Shares (AMGP)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)*

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)*

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)*

High Yield Portfolio - Administrative Class (PMVHYA)*

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)*

Low Duration Portfolio - Administrative Class (PMVLDA)*

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)*

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT International Equity Fund - Class IB (PVTIGB)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2012

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)*

Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)*

V.I. Global Core Equity Fund: Series I Shares (MSVGE)*

Van Kampen V.I. Growth and Income Fund - Series I Shares (ACGI)

V.I. American Value Fund - Series I Shares (MSVMV)*

Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)*

V.I. Core Equity Fund - Series I (AVGI)

V.I. Global Health Care Fund - Series I (IVHS)*

V.I. Global Real Estate Fund - Series I (IVRE)*

V.I. High Yield Fund - Series I (AVHY1)*

V.I. International Growth Fund - Series I (AVIE)

Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)*

V.I. Small Cap Equity Fund - Series I (AVSCE)*

V.I. Technology Fund - Series I (IVT)*

V.I. Utilities Fund - Series I (IVU)*

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)*

Small-Cap Portfolio - Investment Class (ROCSC)

T. ROWE PRICE

Equity Income Portfolio - II (TREI2)

Mid-Cap Growth Portfolio - II (TRMCG2)*

New America Growth Portfolio (TRNAG1)*

Blue Chip Growth Portfolio (TRBCGP)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)*

WADDELL & REED, INC.

Variable Insurance Portfolios - High Income (WRHIP)*

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)*

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)*

*At December 31, 2012, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge for state premium taxes and sales expenses not to exceed the following percentages of each premium received:

•

For policies with applications signed on or after January 3, 2006, 8.5% plus 5% of Premium payments in excess of target premium (reduced to 5.5% plus 3.5% of Premium payments in excess of target Premium at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•

For policies issued on and after September 9, 2002 with applications signed before January 3, 2006, 9.0% plus 7% of Premium payments in excess of target Premium (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•	For policies issued prior to September 9, 2002, 9.0% (reduced to 3.5% at the beginning of the eighth policy year).

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2012

The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in cost are determined in a manner not unfairly discriminatory to policy owners. For the periods ended December 31, 2012 and 2011, total front-end sales charge deductions were $0 and $44,435, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per month. These charges are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For corporate flexible premium contracts, the Company deducts a charge related to operations. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

•	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

•	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate exists for corporate flexible premium contracts and is 0.20% for all policy years. These charges are assessed through a reduction in the unit value. For contracts issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account. In the current year, no death claims occurred.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on each policy anniversary, or when the loan is repaid or a new loan is effective. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account. The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2012 and 2011, total transfers into the Account from the fixed account were $0 and $0, respectively, and total transfers from the Account to the fixed account were $0 and $0, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

— Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

— Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

NOTES TO FINANCIAL STATEMENTS December 31, 2012

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$35,894,204	$0	$0	$35,894,204

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

		Purchases of Investments	Sales of Investments
Growth Fund - Class 2 (AMVGR2)		$317,310	$292,435
International Fund - Class 2 (AMVI2)		155,609	195,241
VIP Small Cap Value Series: Service Class (DWVSVS)		11,003	2,429
Stock Index Fund, Inc. - Initial Shares (DSIF)		1,134,229	907,407
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)		7,264	38,521
Investors Growth Stock Series - Initial Class (MIGIC)		2,931	83,099
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)		764,344	749,127
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)		19,317	51,561
NVIT Government Bond Fund - Class I (GBF)		144,366	138,311
American Century NVIT Growth Fund - Class I (CAF)		8,049	70,376
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)		35,427	33,956
NVIT Mid Cap Index Fund - Class I (MCIF)		1,447,174	1,362,478
NVIT Money Market Fund - Class I (SAM)		5,302,637	2,232,714
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)		9,604	29,052
NVIT Multi-Manager Small Company Fund - Class I (SCF)		7,056	44,226
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)		57,507	23,880
Quality Bond Portfolio - Initial Shares (DQBP)		39,846	13,000
VIP Mid Cap Portfolio - Service Class (FMCS)		38,069	7,918
VIP Overseas Portfolio - Service Class (FOS)		133,173	80,974
Mid Cap Value- Institutional Shares (GVMCE)		15,422	42,156
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)		7,211	33,715
Global Securities Fund/VA - Non-Service Shares (OVGS)		220,070	307,570
Real Return Portfolio - Administrative Class (PMVRRA)		1,177,583	1,922,924
Total Return Portfolio - Administrative Class (PMVTRA)		1,514,268	4,311,199
Van Kampen V.I. Growth and Income Fund - Series I Shares (ACGI)		132,674	78,679
V.I. Core Equity Fund - Series I (AVGI)		201,825	302,660
V.I. International Growth Fund - Series I (AVIE)		112,503	42,329
Small-Cap Portfolio - Investment Class (ROCSC)		264,608	218,556
Equity Income Portfolio - II (TREI2)		1,007,261	363,241
Variable Insurance Portfolios - Small Cap Growth (WRSCP)		109,959	76,102

	Total	$14,398,299	$14,055,836

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - D NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth Fund - Class 2 (AMVGR2)
2012	0.25%	157,115	$ 12.028256	$ 1,889,819	0.82%	17.60%
2011	0.25%	155,289	10.228483	1,588,371	0.76%	-4.52%
2010	0.25%	40,423	10.712180	433,018	0.74%	18.38%
2009	0.25%	37,570	9.048666	339,958	0.64%	39.06%
2008	0.25%	39,555	6.506858	257,379	0.93%	-44.11%
International Fund - Class 2 (AMVI2)
2012	0.25%	18,227	11.397131	207,736	1.31%	17.61%
2011	0.25%	22,607	9.690479	219,073	1.15%	-14.18%
2010	0.25%	43,546	11.291386	491,695	2.06%	6.97%
2009	0.25%	42,051	10.556127	443,896	1.42%	42.72%
2008	0.25%	48,264	7.396635	356,991	1.50%	-42.27%
VIP Small Cap Value Series: Service Class (DWVSVS)
2012	0.25%	801	10.195601	8,167	0.40%	13.35%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.25%	241,815	13.830434	3,344,406	2.09%	15.45%
2011	0.25%	239,808	11.979797	2,872,851	1.91%	1.62%
2010	0.25%	182,238	11.788397	2,148,294	1.87%	14.55%
2009	0.25%	185,669	10.290941	1,910,709	2.11%	26.02%
2008	0.25%	210,417	8.166193	1,718,306	2.05%	-37.30%
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
2012	0.25%	616	18.396235	11,332	0.55%	10.51%
2011	0.25%	2,413	16.645973	40,167	0.60%	-3.22%
2010	0.25%	2,629	17.200438	45,220	0.34%	30.15%
2009	0.25%	8,298	14.947051	124,031	0.35%	32.59%
2008	0.25%	8,126	11.273295	91,607	2.50%	-28.08%
Investors Growth Stock Series - Initial Class (MIGIC)
2011	0.25%	6,105	12.160971	74,243	0.57%	0.33%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2012	0.25%	235,582	12.265452	2,889,520	1.45%	15.64%
2011	0.25%	236,075	10.606481	2,503,925	1.19%	-2.02%
2010	0.25%	150,242	10.825342	1,626,421	0.00%	8.25%	5/3/2010
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2012	0.25%	2,275	18.390072	41,837	0.00%	8.42%
2011	0.25%	4,170	16.962051	70,732	0.32%	-7.35%
2010	0.25%	5,104	18.308145	93,445	0.00%	31.98%
2009	0.25%	6,235	13.871438	86,488	0.00%	57.27%
2008	0.25%	10,869	8.820381	95,869	0.88%	-46.90%
NVIT Nationwide Fund - Class I (TRF)
2009	0.25%	14,564	10.038761	146,205	0.85%	25.78%
2008	0.25%	65,737	7.981083	524,652	1.42%	-41.70%
NVIT Government Bond Fund - Class I (GBF)
2012	0.25%	27,068	19.558727	529,416	2.22%	2.80%
2011	0.25%	28,071	19.026183	534,084	2.99%	6.99%
2010	0.25%	27,404	17.783543	487,340	3.06%	4.52%
2009	0.25%	20,244	17.014481	344,441	3.45%	2.43%
2008	0.25%	20,863	16.610553	346,546	4.25%	7.45%
American Century NVIT Growth Fund - Class I (CAF)
2012	0.25%	40,392	8.126486	328,245	0.51%	13.74%
2011	0.25%	48,514	7.145034	346,634	0.55%	-0.94%
2010	0.25%	62,005	7.212705	447,224	0.68%	18.95%
2009	0.25%	49,369	6.063688	299,358	0.51%	33.14%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.25%	11,547	16.294844	188,157	1.77%	10.53%
2011	0.25%	11,670	14.741846	172,037	2.12%	-0.29%
2010	0.25%	11,013	14.784666	162,824	1.98%	10.64%
2009	0.25%	9,406	13.363298	125,695	0.98%	18.84%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - D

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	0.25%	82,842	$ 29.282293	$ 2,425,804	1.18%	17.18%
2011	0.25%	87,699	24.989385	2,191,544	0.74%	-2.79%
2010	0.25%	118,459	25.705767	3,045,079	1.28%	25.89%
2009	0.25%	99,719	20.419874	2,036,249	0.99%	36.41%
2008	0.25%	124,330	14.969031	1,861,100	1.23%	-36.62%
NVIT Money Market Fund - Class I (SAM)
2012	0.25%	613,563	13.109875	8,043,734	0.00%	-0.25%
2011	0.25%	378,473	13.142859	4,974,217	0.00%	-0.25%
2010	0.25%	353,376	13.175654	4,655,960	0.00%	-0.25%
2009	0.25%	445,985	13.208639	5,890,855	0.04%	-0.21%
2008	0.25%	428,655	13.236186	5,673,757	2.07%	1.80%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	0.25%	6,009	32.381131	194,578	0.82%	20.14%
2011	0.25%	6,709	26.952056	180,821	0.44%	-5.31%
2010	0.25%	8,681	28.462454	247,083	0.58%	26.29%
2009	0.25%	6,575	22.537707	148,185	0.28%	25.90%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2012	0.25%	3,439	29.022422	99,808	0.13%	15.21%
2011	0.25%	4,802	25.190145	120,963	0.59%	-5.79%
2010	0.25%	8,680	26.739414	232,098	0.30%	25.01%
2009	0.25%	6,238	21.390466	133,434	0.12%	34.37%
2008	0.25%	9,823	15.919587	156,378	0.85%	-38.34%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2010	0.25%	140,943	11.619042	1,637,623	0.00%	12.81%
2009	0.25%	122,858	10.299660	1,265,396	4.27%	20.52%
2008	0.25%	105,172	8.545842	898,783	1.98%	-40.75%
VPS International Value Portfolio - Class A (ALVIVA)
2009	0.25%	200,596	8.268983	1,658,725	1.50%	34.34%
2008	0.25%	186,997	6.155063	1,150,978	1.16%	-53.30%
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2012	0.25%	21,405	13.380548	286,411	0.57%	18.45%
2011	0.25%	19,374	11.296336	218,855	0.00%	-8.62%
International Value Portfolio - Initial Shares (DVIV)
2010	0.25%	35,864	17.946770	643,643	1.68%	4.19%
2009	0.25%	27,244	17.224383	469,261	4.35%	30.65%
2008	0.25%	23,346	13.183949	307,792	2.33%	-37.48%
Quality Bond Portfolio - Initial Shares (DQBP)
2012	0.25%	4,229	20.338391	86,011	2.84%	6.73%
2011	0.25%	2,986	19.056169	56,902	3.45%	6.76%
2010	0.25%	257	17.848748	4,587	0.00%	8.10%
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.25%	2,861	41.337482	118,267	0.59%	14.46%
2011	0.25%	2,332	36.114197	84,218	0.15%	-10.94%
VIP Overseas Portfolio - Service Class (FOS)
2012	0.25%	47,266	14.358948	678,690	1.91%	20.24%
2011	0.25%	44,279	11.941972	528,779	1.24%	-17.43%
2010	0.25%	48,390	14.463452	699,886	1.72%	12.71%
2009	0.25%	30,614	12.832476	392,853	2.11%	26.12%
2008	0.25%	32,764	10.174581	333,360	2.59%	-44.00%
Mid Cap Value- Institutional Shares (GVMCE)
2012	0.25%	1,753	33.620591	58,937	1.07%	18.17%
2011	0.25%	2,623	28.450828	74,627	0.30%	-6.61%
2010	0.25%	7,765	30.464117	236,554	0.67%	24.69%
2009	0.25%	9,024	24.432206	220,476	1.74%	32.82%
2008	0.25%	10,276	18.395030	189,027	1.17%	-37.21%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - D

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2012	0.25%	8,188	$ 18.676784	$ 152,926	2.17%	16.21%
2011	0.25%	9,907	16.071147	159,217	2.10%	4.69%
2010	0.25%	12,470	15.351010	191,427	1.33%	9.19%
2008	0.25%	3,918	11.320533	44,354	1.36%	-35.78%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.25%	106,016	11.512747	1,220,535	0.17%	9.14%
2009	0.25%	101,953	10.548240	1,075,425	0.34%	44.16%
2008	0.25%	100,488	7.317195	735,290	0.14%	-45.65%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2012	0.25%	62,997	19.544213	1,231,227	2.29%	20.96%
2011	0.25%	68,752	16.157412	1,110,854	1.25%	-8.52%
2010	0.25%	57,530	17.661884	1,016,088	1.64%	15.68%
2009	0.25%	67,045	15.268526	1,023,678	2.62%	39.42%
2008	0.25%	84,434	10.951220	924,655	1.32%	-40.34%
Real Return Portfolio - Administrative Class (PMVRRA)
2012	0.25%	95,410	22.047142	2,103,518	1.06%	8.48%
2011	0.25%	134,964	20.323288	2,742,912	2.10%	11.39%
2010	0.25%	162,310	18.245105	2,961,363	1.43%	7.84%
2009	0.25%	150,594	16.918490	2,547,823	3.09%	18.05%
2008	0.25%	130,375	14.331557	1,868,477	3.58%	-7.26%
Total Return Portfolio - Administrative Class (PMVTRA)
2012	0.25%	183,565	19.673980	3,611,454	2.59%	9.33%
2011	0.25%	342,040	17.995757	6,155,269	2.62%	3.35%
2010	0.25%	254,900	17.413051	4,438,587	2.40%	7.84%
2009	0.25%	248,923	16.146656	4,019,274	5.11%	13.74%
2008	0.25%	170,397	14.195695	2,418,904	4.46%	4.49%
Van Kampen V.I. Growth and Income Fund - Series I Shares (ACGI)
2012	0.25%	90,995	11.528209	1,049,009	1.58%	14.35%
2011	0.25%	87,122	10.081770	878,344	1.44%	-2.25%
V.I. Core Equity Fund - Series I (AVGI)
2012	0.25%	106,413	12.970691	1,380,250	0.98%	13.60%
2011	0.25%	114,519	11.418156	1,307,596	0.93%	-0.31%
2010	0.25%	126,391	11.453920	1,447,672	1.15%	9.28%
2009	0.25%	87,930	10.481078	921,601	1.92%	27.98%
2008	0.25%	168,096	8.189782	1,376,670	2.21%	-30.32%
V.I. Global Health Care Fund - Series I (IVHS)
2008	0.25%	754	11.078461	8,353	0.00%	-28.80%
V.I. International Growth Fund - Series I (AVIE)
2012	0.25%	30,031	19.873147	596,810	1.55%	15.24%
2011	0.25%	26,422	17.244564	455,636	0.00%	-6.97%
V.I. Small Cap Equity Fund - Series I (AVSCE)
2008	0.25%	18,163	6.801174	123,530	0.00%	-31.48%
Small-Cap Portfolio - Investment Class (ROCSC)
2012	0.25%	67,438	20.962204	1,413,649	0.11%	12.22%
2011	0.25%	66,705	18.679872	1,246,041	0.32%	-3.52%
2010	0.25%	78,517	19.362201	1,520,262	0.13%	20.22%
2009	0.25%	57,741	16.105530	929,949	0.00%	34.86%
2008	0.25%	53,931	11.941984	644,043	0.49%	-27.36%
Equity Income Portfolio - II (TREI2)
2012	0.25%	123,488	19.030987	2,350,099	1.99%	16.63%
2011	0.25%	87,819	16.317395	1,432,977	1.53%	-1.27%
2010	0.25%	78,785	16.526617	1,302,050	1.70%	14.46%
2009	0.25%	66,922	14.439362	966,311	1.94%	24.94%
2008	0.25%	72,692	11.557153	840,113	2.13%	-36.42%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - D

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2012	0.25%	35,623	$16.120762	$574,270	0.00%	4.90%
2011	0.25%	33,922	15.367505	521,297	0.00%	-10.83%
2010	0.25%	40,807	17.233050	703,229	0.00%	28.53%
2009	0.25%	35,282	13.408186	473,068	0.38%	34.39%
2008	0.25%	39,307	9.977362	392,180	0.00%	-39.33%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.25%	145,923	9.502229	1,386,594	2.73%	-25.73%

2012	Contract owners equity:				$35,894,087
2011	Contract owners equity:				$32,863,186
2010	Contract owners equity:				$32,139,207
2009	Contract owners equity:				$27,993,344
2008	Contract owners equity:				$24,725,688

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.